Otter Creek Long/Short Opportunity Fund
(the “Fund”)
Institutional Class – Ticker: OTTRX
Investor Class – Ticker: OTCRX

Supplement dated November 15, 2022 to the Statement of Additional Information (“SAI”) dated February 28, 2022

Effective November 15, 2022, Ms. Donna Barrette resigned from her role as Vice President, Chief Compliance Officer & Anti-Money Laundering Officer of the Trust. All references in the SAI to Ms. Barrette should be disregarded. At a meeting held on November 15-16, 2022, the Board of Trustees of the Trust elected Gazala Khan as the new Chief Compliance Officer & Anti-Money Laundering Officer of the Trust, effective November 15, 2022.

Accordingly, the Officers of the Trust table in the section entitled “Trustees and Executive Officers” on page 28 of the Fund’s SAI is hereby amended with the following:

Name, Address And Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Officers of the Trust
Gazala Khan (born 1969) c/o U.S. Bank Global Fund Services 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since November 2022.	Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Funds (May 2019-July 15, 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019); Vice President GSAM (May 2005-June 2009); Staff Accountant, SEC Office of Compliance Inspection and Examination (1999-2005).	Not Applicable.	Not Applicable.
(1)All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
(3)The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.
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Please retain this supplement for your reference.